Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of March 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$6,102	$—	$—	$6,102
Marketable securities
US Treasury securities	22,975	—	—	22,975
Corporate Debt securities	—	24,232	—	24,232
Commercial Paper	—	35,887	—	35,887
Asset Backed Securities	—	10,575	—	10,575
Total financial assets	$29,077	$70,694	$—	$99,771
Liabilities:
Contingent consideration	$—	$—	$29,200	$29,200
Total financial liabilities	$—	$—	$29,200	$29,200

	As of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$100,000	$—	$—	$100,000
Total financial assets	$100,000	$—	$—	$100,000
Liabilities:
Contingent consideration	$—	$—	$13,700	$13,700
Total financial liabilities	$—	$—	$13,700	$13,700

Summary of the Changes In Fair Value of Financial Instruments
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of December 31, 2021	$13,700
Loss on change in fair value of contingent consideration	15,500
Fair value as of March 31, 2022	$29,200

The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Contingent Consideration
Fair value as of January 1, 2021	$—
Recognition of contingent consideration liability upon acquisition	18,400
Gain on change in fair value included in other income, net	4,700
Fair value as of December 31, 2021	$13,700

Summary of Range of Inputs To Determine The Fair Value of Contingent Consideration	The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration as of March 31, 2022:

	As of March 31, 2022	As of December 31, 2021
Risk-free interest rate	1.62%	0.56%
Expected revenue volatility	18.5%	20.0%
Revenue discount rate	6.50%	5.50%
Discount rate	3.50%	3.25%

The following table sets forth the range of inputs for the significant assumptions utilized to determine the fair value of contingent consideration:

Contingent Consideration
Risk-free interest rate	0.56%
Expected revenue volatility	20.0%
Revenue discount rate	5.50%
Discount rate	3.25%